Vessel Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 13,670	$ 16,423	$ 14,095
Chemicals and lubricants	2,831	3,546	3,412
Repairs and maintenance	6,592	9,735	9,475
Insurance	2,791	3,490	2,825
Miscellaneous expenses	1,099	1,533	860
Total	$ 26,983	$ 34,727	$ 30,667